Financial income and expenses	9 Months Ended
Sep. 30, 2018
Financial income and expenses [Abstract]
Financial Income and expenses
Note 19. - Financial income and expenses

Financial income and expenses

The following table sets forth our financial income and expenses for the nine-month period ended September 30, 2018 and 2017:

	For the nine-month period ended September 30,
Financial income	2018	2017
	($ in thousands)
Interest income from loans and credits	36,556	224
Interest rates benefits derivatives: cash flow hedges	47	907
Total	36,603	1,131

	For the nine-month period ended September 30
Financial expenses	2018	2017
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(191,168)	(188,136)
- Other debts	(63,451)	(65,088)
Interest rates losses derivatives: cash flow hedges	(51,721)	(55,346)
Total	(306,340)	(308,570)

Financial income from loans and credits primarily includes a non-monetary financial income of $36.6 million resulting from the refinancing of the debts of Helios 1&2 and Helioenergy 1&2 in the second quarter of 2018 (see Note 15).

Interests from other debts are primarily interests on the notes issued by ATS, ATN, ATN2, Atlantica Yield and Solaben Luxembourg and interests related to the investment from Liberty (see Note 16). Losses from interest rate derivatives designated as cash flow hedges correspond primarily to transfers from equity to financial expense when the hedged item is impacting the consolidated condensed income statement.

Other net financial income and expenses

The following table sets out ‘Other net financial income and expenses” for the nine-month period ended September 30, 2018, and 2017:

	For the nine-month period ended September 30,
Other financial income / (expenses)	2018	2017
	($ in thousands)
Dividend from ACBH (Brazil)	-	10,383
Other financial income	8,711	9,151
Other financial losses	(19,850)	(18,232)
Total	(11,139)	1,302

According to the agreement reached with Abengoa in the third quarter of 2016, Abengoa acknowledged that Atlantica Yield was the legal owner of the dividends declared on February 24, 2017 and retained from Abengoa amounting to $10.4 million. As a result, the Company recorded $10.4 million as Other financial income in accordance with the accounting treatment previously given to the ACBH dividend.